INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
Mexico operations	2019	2018

Deferred income tax assets:
Tax loss carryforwards	$2,834	$16,532
Mineral properties, plant and equipment	1,826	-
Working capital	4,109	3,774
Deferred income tax liabilities:
Inventories	(1,802)	(1,838)
Mineral properties, plant and equipment	-	(9,621)
Other	(513)	(35)
Deferred income tax assets (liabilities), net	$6,454	$8,812

Disclosure of detailed information about effective income tax expense [Table Text Block]
	December 31,	December 31,
	2019	2018

Current income tax expense (recovery):
Current income tax expense in respect of current year	$2,901	$2,559
Special mining duty	-	1,850
Adjustments recognized in the current year in relation to prior years	(199)	68
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	3,353	(10,745)
Special mining duty	(1,425)	1,315
Adjustments recognized in the current year in relation to prior years	(568)	(319)
Total income tax expense (recovery)	$4,062	$(5,272)

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2019	2018

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$(11,881)	$(4,782)
Foreign tax rates different from statutory rate	(4,831)	(5,018)
Change in tax rates	-	291
Withholding taxes, net of tax credits	664	665
Stock-based compensation	586	541
Foreign exchange	2,985	3,738
Inflationary adjustment	2,404	3,710
Other non-deductible items	2,493	1,259
Adjustments recognized in the current year in relation to prior years	(568)	(319)
Current year losses not recognized	13,331	4,212
Special mining duty Mexican tax	(1,121)	535
Recognition of previously unrecognized losses	-	(10,104)
Income tax expense	$4,062	$(5,272)